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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                               September 19, 2011

Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408)(CIK 1472904)
                   -------------------------------------------

Mr. Brown:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 6 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Multi Enhanced Return Investment Trust, High 50(SM) October 2011 Series (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown on May 3, 2011 and filed Amendment No. 1 to the Registration Statement in response to such comments on May 24, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on June 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 2 to the Registration Statement in response to such comments on June 16, 2011. On July 29, 2011 we filed Amendment No. 3 to the Registration Statement reflecting certain other changes to the trust. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on August 29, 2011, the staff requested that we make certain other changes and we filed Amendment No. 4 to the Registration Statement in response to such comments on September 2, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on September 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 5 in response to such comments on September 16, 2011.

     We are revising the prospectus to reflect certain other changes including relating to the trust depositing in October instead of September. We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about October 18, 2011 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson